Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total provisions
Provisions, At 1 January	$ 1,618	$ 1,724	$ 1,560
Additions through business combinations			141
Charge for year	1,513	1,484	872
Cash paid	(765)	(1,282)	(622)
Reversals	(200)	(262)	(242)
Exchange and other movements	(11)	(46)	15
Provisions, At 31 December	2,155	1,618	1,724
Non-current provisions	1,127	896	956
Severance
Total provisions
Provisions, At 1 January	165	212	214
Charge for year	123	227	238
Cash paid	(87)	(223)	(172)
Reversals	(28)	(43)	(62)
Exchange and other movements	3	(8)	(6)
Provisions, At 31 December	176	165	212
Environmental
Total provisions
Provisions, At 1 January	131	90	100
Charge for year	21	61	23
Cash paid	(41)	(19)	(32)
Reversals	(3)
Exchange and other movements	4	(1)	(1)
Provisions, At 31 December	112	131	90
Employee benefits
Total provisions
Provisions, At 1 January	143	195	128
Additions through business combinations			41
Charge for year	22	1	46
Cash paid	(14)	(41)	(49)
Reversals	(3)	(27)
Exchange and other movements	20	15	29
Provisions, At 31 December	168	143	195
Legal
Total provisions
Provisions, At 1 January	161	239	348
Additions through business combinations			73
Charge for year	1,102	830	109
Cash paid	(219)	(814)	(285)
Reversals	(23)	(94)	(5)
Exchange and other movements	(5)		(1)
Provisions, At 31 December	1,016	161	239
Other provisions.
Total provisions
Provisions, At 1 January	1,018	988	770
Additions through business combinations			27
Charge for year	245	365	456
Cash paid	(404)	(185)	(84)
Reversals	(143)	(98)	(175)
Exchange and other movements	(33)	(52)	(6)
Provisions, At 31 December	683	1,018	988
Third-party liabilities and other risks
Total provisions
Provisions, At 1 January	165	185
Provisions, At 31 December	163	165	185
Post Alexion Acquisition Group Review restructuring programme
Total provisions
Provisions, At 1 January	143	243
Charge for year	87	12	243
Provisions, At 31 December	49	143	243
Non-current provisions	$ 8	95	$ 158
Termination fees and onerous contracts with contract manufacturing organisations
Total provisions
Charge for year		$ 301